                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.):      [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Hawkins Capital, L.P.
Address:  717 Texas Ave., Suite 3000
          Houston, Texas 77002

Form 13F File Number: 028-10882

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Russell Hawkins
Title:  Manager
Phone:  713-238-2050

Signature, Place, and Date of Signing:


/s/ Russell Hawkins             Houston, Texas               October 13, 2005
[Signature]                     [City, State]                 [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       -0-

Form 13F Information Table Entry Total:  27

Form 13F Information Table Value Total:  $275,083 (thousands)



List of Other Included Managers:

None



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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
RHJ INTL CMN                   COM              025181496     2402   100000 SH       SOLE                   100000
ALTRIA GROUP INC               COM              02209s103    40540   550000 SH       SOLE                   550000
CHEVRON CORP                   COM              166764100    35601   550000 SH       SOLE                   550000
CINERGY CORP COM               COM              172474108     6661   150000 SH       SOLE                   150000
CITIGROUP INC                  COM              172967101    13656   300000 SH       SOLE                   300000
CLEAR CHANNEL COMMUNICATIONSCM COM              184502102     4111   125000 SH       SOLE                   125000
COMCAST CP CL-A SPECIAL        COM              20030n200     3597   125000 SH       SOLE                   125000
CONTANGO OIL & GAS COM NEW     COM              21075n204     2408   200000 SH       SOLE                   200000
DEAN FOODS CO NEW CMN          COM              242370104      777    20000 SH       SOLE                    20000
DIAGEO PLC SPON ADR (NEW)      COM              25243q205    18853   325000 SH       SOLE                   325000
DUKE ENERGY CORP NC NPV        COM              264399106     7292   250000 SH       SOLE                   250000
ELI LILLY & CO                 COM              532457108     5352   100000 SH       SOLE                   100000
EXXON MOBIL CORP               COM              30231g102     6354   100000 SH       SOLE                   100000
JACOBS ENGR GROUP DEL COM      COM              469814107     8088   120000 SH       SOLE                   120000
LAUDER ESTEE COS INC A         COM              518439104     5224   150000 SH       SOLE                   150000
NEWS CORPORATION CLASS A       COM              65248e104     2338   150000 SH       SOLE                   150000
NEWS CORPORATION LTD, CL B     COM              65248e203     1650   100000 SH       SOLE                   100000
NOVARTIS AG-ADR                COM              66987v109     3825    75000 SH       SOLE                    75000
PFIZER INC                     COM              717081103     4994   200000 SH       SOLE                   200000
PNC FINL SVCS GROUP INC        COM              693475105     5802   100000 SH       SOLE                   100000
POGO PRODUCING CO COM          COM              730448107    14735   250000 SH       SOLE                   250000
ROYAL DUTCH SHELL PLC SPONS AD COM              780259206    38478   586199 SH       SOLE                   586199
SOUTHWEST AIRLINES CO          COM              844741108    17820  1200000 SH       SOLE                  1200000
STATE STREET CORP              COM              857477103     8561   175000 SH       SOLE                   175000
SYNTROLEUM CORP                COM              871630109     1820   125000 SH       SOLE                   125000
UNITED PARCEL SERVICE CL B     COM              911312106     3456    50000 SH       SOLE                    50000
ZIONS BANCORP                  COM              989701107    10683   150000 SH       SOLE                   150000